Risk Report - Asset Quality - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Collateral Obtained [Abstract]
Collateral obtained - Commercial real estate		€ 251	€ 0
Collateral obtained - Residential real estate	[1]	3	3
Collateral obtained - Other		0	11
Total collateral obtained during the reporting period		€ 254	€ 14

[1]	Carrying amount of foreclosed residential real estate properties amounted to € 17 million as of December 31, 2024 and € 30 million as of December 31, 2023